Commitments and Contingencies - Lease contracts (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) item shares
Disclosure of maturity analysis of operating lease payments [line items]
Warrants to purchase shares of common stock | shares	6,200,000
Number of tranches upon achieving certain performance and market conditions | item	3
Property, plant and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets	€ 12,003
Intangible assets.
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets	2,731
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	0
Future payments for non-cancellable operating contracts	2,175
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	1,601
Future payments for non-cancellable operating contracts	37,517
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	400
Future payments for non-cancellable operating contracts	€ 7,063